Note 12 - Income Taxes (Details) - Income Tax Reconciliation - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Reconciliation [Abstract]
Amount computed by using normal Japanese statutory tax rate	¥ 1,844,898	¥ 2,403,283	¥ 2,970,879
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	76,258	102,634	89,012
Inhabitant tax—per capita	39,114	37,122	35,809
Change in valuation allowance	159,163	(957,182)	(666,973)
Tax effects on investments in equity method investees	19,650	65,489	168,061
Enterprise tax —not based on income	90,086	82,191	77,868
Tax rate change	51,788	106,487
Tax credit	(232,834)
Tax refund by loss carryback	(32,275)
Other—net	(118,983)	(44,719)	(67,074)
Income tax expense as reported	¥ 1,896,865	¥ 1,795,305	¥ 2,607,582